Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information
Summary of quarterly financial data

	2014 Quarter Ended*
	March 31	June 30	September 30	December 31
Total revenues	$4,367,886	$4,427,233	$4,588,295	$4,776,505
Net income (loss)	1,645,928	679,509	2,238,395	(2,731,961)
Net income (loss) attributable to Predecessor	1,645,928	679,509	2,238,395	(33,613)
Net loss attributable to limited partners	n/a	n/a	n/a	(2,698,348)
Net loss per limited partner unit
(basic and diluted):
Common units	n/a	n/a	n/a	$(0.34)
Subordinated units	n/a	n/a	n/a	$(0.34)
Cash distribution declared per unit	n/a	n/a	n/a	$0.1344

*Prior-period financial information has been retroactively adjusted for Acquisitions under common control. See Notes 1 and 3 for additional information.

	2013 Quarter Ended*
	March 31	June 30	September 30	December 31
Total revenues	$2,831,639	$3,382,902	$4,111,536	$4,428,217
Net income	325,140	2,502,457	736,069	1,282,071

*Prior-period financial information has been retroactively adjusted for Acquisitions under common control. See Notes 1 and 3 for additional information.